Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Income Statement [abstract]
Shipping revenues	$ 535,068	$ 375,941	$ 355,052
Operating expenses
Voyage expenses	(187,500)	(161,891)	(113,301)
Vessel operating expenses	(78,327)	(75,800)	(72,431)
Depreciation and amortization	(115,584)	(103,476)	(96,758)
Impairment charge	0	(3,500)	(8,540)
Profit/(loss), sale of vessel	0	75	(3,540)
General and administrative expense	(14,789)	(15,052)	(17,180)
Total operating expenses	(396,201)	(359,644)	(311,749)
Operating income	138,867	16,297	43,303
Share of profit from associated companies	852	858	802
Interest income	1,077	345	140
Interest expense	(55,332)	(54,211)	(40,109)
Fair value gain/(loss) on derivative financial liabilities	(9,863)	(5,191)	2,154
Other financial (expense)/income	(1,790)	(4,943)	443
Profit/(loss) before tax	73,812	(46,845)	6,733
Income tax expense	(131)	(83)	(131)
Profit/(loss) for the year	73,680	(46,927)	6,602
Attributable to the owners of non-controlling interest	2	0	0
Attributable to the owners of parent	$ 73,679	$ (46,927)	$ 6,602
Basic net income/(loss) per share (in dollars per share)	$ 0.51	$ (0.33)	$ 0.05
Diluted net income/(loss) per share (in dollars per share)	$ 0.51	$ (0.33)	$ 0.05
Weighted average number of shares (basic) (in shares)	143,437,164	143,429,610	124,536,338
Weighted average number of shares (diluted) (in shares)	168,159,876	143,434,921	124,536,338